Quarterly Financial Information (Unaudited) - Summary of Quarterly Financial Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,603	$ 3,766	$ 3,400	$ 3,891	$ 3,674	$ 3,788	$ 3,518	$ 2,924	$ 2,320	$ 14,731	$ 12,550	$ 8,184
Operating expenses:
Research and development	3,081	7,697	9,343	9,845	7,079	8,930	12,050	9,861	10,582	33,964	41,423	35,294
General and administrative	2,010	1,345	2,077	2,059	2,042	1,805	2,201	2,308	2,663	7,523	8,977	10,400
Amortization of intangible asset		2,181	2,180	2,180	2,181	972	974	973	973	8,722	3,892	5,141
Impairment charge		1,732								1,732
Restructuring						(18)	(17)	28	1,101		1,094
Total operating expenses	5,091	12,955	13,600	14,084	11,302	11,689	15,208	13,170	15,319	51,941	55,386	50,835
Loss from operations	(3,488)	(9,189)	(10,200)	(10,193)	(7,628)	(7,901)	(11,690)	(10,246)	(12,999)	(37,210)	(42,836)	(42,651)
Interest income	1	3	6	14	23	30	35	44	41	46	150	136
Interest expense	(85)	(292)	(342)	(393)	(440)	(487)	(532)	(563)	(591)	(1,467)	(2,173)	(976)
Other (expense) income	(1)	(1)	7	10	(2)	71	13		7	14	91	20
Net loss before benefit for income taxes		(9,479)	(10,529)	(10,562)	(8,047)	(8,287)	(12,174)	(10,765)	(13,542)	(38,617)	(44,768)	(43,471)
Benefit for income taxes								441			441	1,428
Net loss	(3,790)	(9,479)	(10,529)	(10,562)	(8,047)	(8,287)	(12,174)	(10,324)	(13,542)	(38,617)	(44,327)	(42,043)
Net loss per share - basic and diluted	$ (0.15)	$ (0.37)	$ (0.46)	$ (0.49)	$ (0.38)	$ (0.39)	$ (0.59)	$ (0.54)	$ (0.78)	$ (1.68)	$ (2.27)	$ (2.59)
Weighted-average number of common shares used in net loss per share calculation - basic and diluted	26,106,731	25,840,014	22,931,109	21,704,432	21,204,220	21,164,974	20,760,483	18,955,010	17,298,345	22,932,675	19,552,828	16,224,532
Comprehensive loss	$ (3,790)	$ (9,479)	$ (10,528)	$ (10,567)	$ (8,053)	$ (8,287)	$ (12,171)	$ (10,331)	$ (13,520)	$ (38,627)	$ (44,309)	$ (42,031)